OPERATING COSTS	12 Months Ended
Dec. 31, 2021
Operating Costs [Abstract]
OPERATING COSTS	OPERATING COSTS

	Years ended December 31
(In millions of dollars)	2021	2020

Cost of equipment sales	2,161	1,946
Merchandise for resale	271	261
Other external purchases	4,155	4,005
Employee salaries, benefits, and stock-based compensation [1]	2,181	1,847

Total operating costs	8,768	8,059
[1]    Net of government grants received (see note 2).